Held-to-Maturity Securities	12 Months Ended
Dec. 31, 2016
Held-to-Maturity Securities
Held-to-Maturity Securities

6. Held-to-Maturity Securities

        As of December 31, 2015 and 2016, the Group's held-to-maturity securities consist of debt securities carried at amortized cost of RMB1,807,403 and RMB671,776 respectively, which approximate the aggregate fair value. All of these securities mature within one year and are classified as current asset. The amount of unrealized holding gain as of December 31, 2015 and 2016 was RMB17,403 and RMB1,776 respectively.

        The held-to-maturity securities all consist of wealth management products purchased from third-party financial institutions with high credit ratings in China. These debt securities have fixed maturity dates and pay a target return on the amount invested. In addition, the principals of these securities are fully guaranteed and early redemption is not allowed.

        There has been no impairment recognized and no sales of any held-to-maturity securities before maturities during the periods presented.